Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues (note 4)	$ 2,772,415	$ 2,407,410
Cost of revenues (exclusive of depreciation and amortization shown below)	1,871,798	1,634,097
Selling, general and administrative expenses	628,523	546,257
Depreciation	51,918	40,859
Amortization of intangible assets	46,464	38,698
Settlement of long-term incentive arrangement ("LTIA") (note 20)		314,379
Acquisition-related items (note 3)	4,300	7,539
Operating earnings (loss)	169,412	(174,419)
Interest expense, net	24,318	32,080
Other (income) expense, net (note 7)	(361)	(6,015)
Earnings (loss) before income tax	145,455	(200,484)
Income tax (note 16)	35,865	27,147
Net earnings (loss)	109,590	(227,631)
Non-controlling interest share of earnings (note 13)	6,354	7,874
Non-controlling interest redemption increment (note 13)	15,977	16,105
Net earnings (loss) attributable to Company	$ 87,259	$ (251,610)
Net earnings (loss) per common share (note 17)
Basic (in dollars per share)	$ 2.04	$ (6.58)
Diluted (in dollars per share)	$ 2.02	$ (6.58)